UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3696

Reserve Municipal Money-Market Trust II
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	Quarter Ended February 29, 2008

Item 1.           Schedule of Investments

RESERVE MUNICIPAL MONEY MARKET TRUST II-INTERSTATE TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2008 (Unaudited)

Principal
Amount		Value
	TAX-EXEMPT OBLIGATIONS - 98.8%

	ALABAMA - 0.5%
$4,100,000	Mobile IDB for Docks & Holnam Inc, Project Series A, 2.98%, 6/1/32 (a)	$4,100,000
1,000,000	Stevenson IDA for Mead Corporation, 3.06%, 4/1/33 (a)	1,000,000
		5,100,000
	ARIZONA - 3.0%
2,000,000	Apache County IDA for Tucson Electric Power, 2.90%, 12/15/18(a)	2,000,000
145,000	Apache County IDA for Tucson Electric Power, Series 83A, 3.10%, 12/15/18(a)	145,000
110,000	Apache County IDA for Tucson Electric Power, Series 83C, 3.10%, 12/15/18(a)	110,000
12,130,000	Arizona HFA for Banner Health System, Series A, 3.45%, 1/1/29(a)	12,130,000
200,000	Arizona HFA for Catholic West, Series B, 2.15% - 3.61%, 7/1/35(a)	200,000
4,935,000	Arizona HFA for The Terraces, 3.00%, 12/1/37(a)	4,935,000
135,000	Arizona State University Revenue, Series A, 3.14%, 7/1/34 (a)	135,000
435,000	Coconino County IDA for Scuff Steel Project, 3.26%, 3/1/27(a)	435,000
535,000	Maricopa County IDA FNMA for Las Gardenias Apartments, Series A, 3.20%, 4/15/33(a)	535,000
35,000	Maricopa County IDA MHR for San Remo Apartments Project, 3.20%, 9/15/35(a)	35,000
200,000	McAllister Village for Arizona State University Project, 10.01%, 7/1/45(a)	200,000
130,000	Mesa IDA for Discovery Health, Series B, 5.10%, 1/1/29(a)	130,000
375,000	Phoenix Civic Improvement Corp. Wastewater System for Sr. Lien, Series A, 3.16%-8.50%, 7/1/23(a)	375,000
130,000	Phoenix IDA for Southwest Human Development Project, 3.16%, 4/1/28(a)	130,000
935,000	Phoenix IDA MHR for Del Mar Terrace Apartments, Series A, 3.05%, 10/1/29(a)	935,000
535,000	Pima County IDA for GNMA MBS Broadway, Series A, 2.47%, 12/1/25(a)	535,000
3,400,000	Pima County IDR for Tucson Electric Power Co., Series 82-A, 2.90%, 12/1/22(a)	3,400,000
525,000	Salt River Pima for Indian Community, 3.00%, 10/1/26(a)	525,000
110,000	Scottsdale IDA for Notre Dame, Series A, 3.40%, 5/1/21(a)	110,000
35,000	Temple IDA for ASUF Brickyard LLC Project, Series A, 3.00%, 7/1/34(a)	35,000
135,000	Yavapai County IDA HRB for Yavapai Regional Medical Center, Series B, 1.73%-3.79%, 12/1/26(a)	135,000
935,000	Yavapai County IDA SWD for Allied Waste North American, Series A, 3.10%, 12/1/17(a)	935,000
135,000	Yuma IDA MHR for El Encanto Apartments Project, 3.04%, 4/15/33(a)	135,000
		28,240,000
	CALIFORNIA - 6.7%
22,300,000	Bay Area Toll Authority for San Francisco, Series A-1, 6.00%, 4/1/47(a)	22,300,000
5,000,000	California HFA for Home Mortgage, Series F, 4.1094%, 2/1/33(a)	5,000,000
22,000,000	California State RANS, 4.00%, 6/30/08	22,043,503
5,000,000	Imperial Irrigation, Series A, 1.25%, 6/5/08	5,000,000
1,150,000	Los Angeles CDA COPS for Broadway-Spring Center Project, 2.10% - 3.26%, 7/1/12 (a)	1,150,000
5,000,000	Los Angeles Water & Power, 3.21%, 7/1/31(a)	5,000,000
1,600,000	Santa Cruz County MFH for Paloma Del Mar Apartments, Series A, 3.17%, 6/1/22(a)	1,600,000
		62,093,503
	COLORADO - 2.4%
6,600,000	Colorado ECFA for Bear Creek School Project, 2.98%, 10/1/32(a)	6,600,000
5,000,000	Colorado ECFA for Northwest University Project, 3.15%, 9/1/37 (a)	5,000,000
7,835,000	Colorado HFA for Bethesda Living Centers Projects, 3.15%, 8/15/30 (a)	7,835,000
2,120,000	Colorado HFA for Covenant Retirement Community, 3.15%, 12/1/29(a)	2,120,000
220,000	Denver City and County Airport, Series C, 3.10%, 11/15/25(a)	220,000
200,000	Jefferson County School District GO Bond, 6.25%, 12/15/08	204,803
		21,979,803
	CONNECTICUT - 0.3%
440,000	Connecticut HEFA for Avon Old Farms School, Series B, 3.00%, 7/1/35 (a)	440,000
700,000	Connecticut HEFA for Health Care Capital Asset, Series A-1, 3.00%, 7/1/31(a)	700,000
100,000	Connecticut HEFA for Hotchkiss School, Series A, 3.20%, 7/1/30(a)	100,000

700,000	Connecticut HEFA for Pomfret School Issue, Series A, 3.00%, 7/1/24(a)	700,000
750,000	Connecticut HFA Mortgage Financing Program, Series B-3, 4.35%, 11/15/31(a)	750,000
510,000	Hartford MHR for Underwood Towers Project, 3.00%, 6/1/20(a)	510,000
		3,200,000
	DISTRICT OF COLUMBIA - 0.4%
1,000,000	District of Columbia Multi-Modal GO, Series A, 3.25%, 6/1/15 (a)	1,000,000
1,680,000	District of Columbia Revenue for American Associates of Colleges, 3.36%, 7/1/23 (a)	1,680,000
955,000	District of Columbia Revenue for Trinity Colleges, 3.36%, 7/1/31 (a)	955,000
		3,635,000
	FLORIDA - 8.4%
150,000	Capital Travel Agency for Aero Miami Project Air Cargo, 3.60%, 8/1/34(a)	150,000
2,300,000	Duval County School Board COPS, 3.24%, 7/1/33 (a)	2,300,000
4,205,000	Florida HFC Multifamily for Collins Cove Apartments, Series W, 3.05%, 2/1/36(a)	4,205,000
2,700,000	Florida HFC Multifamily for Wellesley Apartments, Series O, 3.05%, 8/1/35(a)	2,700,000
800,000	Greater Orlando Aviation Authority, Series E, 3.10%, 10/1/21 (a)	800,000
670,000	Hillsborough County IDR for Petroleum Packers Project, 3.12%, 9/1/13(a)	670,000
3,000,000	Hillsborough County, 3.00%, 4/3/08	3,000,000
500,000	Miami-Dade County IDA for Professional Modification, 3.43%, 8/1/18 (a)	500,000
350,000	Miami-Dade County WSR, 3.16%, 10/1/25 (a)	350,000
300,000	Orange County IDA for Independent Blood & Tissue Services, 3.25%, 10/1/27(a)	300,000
7,400,000	Orlando & Orange County Expressway Authority Revenue, Series C-3, 2.37%, 7/1/25(a)	7,400,000
1,550,000	Palm Beach County School Board COPS, Series B, 3.01%, 8/1/27 (a)	1,550,000
9,900,000	Pinellas County HCF for All Children’s Hospital, 6.40%, 12/1/15 (a)	9,900,000
280,000	Sarasota County HCF for Bay Village, 3.02%, 12/1/23(a)	280,000
40,000,000	Sarasota County HRB for Sarasota Memorial Hospital, Series A, 3.75%, 7/1/37 (a)	40,000,000
2,050,000	University of South Florida Foundation for Interdisciplinary Studies, Series A, 2.30%-3.60%, 8/1/34 (a)	2,050,000
815,000	USF Financing Corp. COPS for College of Medicine Health Facilities, Series A-2, 3.12%, 7/1/36(a)	815,000
1,380,000	USF Financing Corp. for College of Medicine Health, 3.12%, 7/1/37 (a)	1,380,000
		78,350,000
	GEORGIA - 3.6%
3,000,000	Augusta WSR, 3.57%, 10/1/30(a)	3,000,000
10,225,000	Burke County PCR, 3.40%, 3/5/08 (a)	10,225,000
1,250,000	DeKalb County MFH for Mountain Crest Apartments, Series A-1, 3.35%, 2/1/34(a)	1,250,000
1,300,000	DeKalb County MFH for Winterscreek Apartments Project, 2.99%, 6/15/25 (a)	1,300,000
1,975,000	Greene County DAR for Carey Station Project, 3.45%, 9/1/24 (a)	1,975,000
1,430,000	Gwinnett County MHR for Palisades Apartments Projects, 3.36%, 3/1/41 (a)	1,430,000
9,675,000	Marietta MFH for Wood Glen, 3.05%, 7/1/24(a)	9,675,000
1,110,000	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, 3.22%, 7/1/27 (a)	1,110,000
3,810,000	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, 3.22%, 7/1/32 (a)	3,810,000
		33,775,000
	ILLINOIS- 2.6%
1,345,000	Chicago Board of Education GO, 3.25%, 12/1/25 (a)	1,345,000
1,600,000	Chicago GO, Series E, 4.50%, 1/1/42	1,600,000
2,830,000	Illinois DFA for Learn Charter School Project, 3.05%, 9/1/33 (a)	2,830,000
1,070,000	Illinois DFA for MFH Orleans-Illinois Venture, 3.25%, 2/1/28 (a)	1,070,000
2,745,000	Illinois DFA for Rockford School, 6.55%, 2/1/09 (a)	2,850,471
1,450,000	Illinois Finance Authority IDA for Transparent Container Project. 3.55%, 8/1/24 (a)	1,450,000
10,000,000	Illinois Finance Authority IDR for North Park University, 3.25%, 7/1/35 (a)	10,000,000
3,400,000	Illinois Finance Authority IDR for Plymouth Place, 3.15%, 5/15/37 (a)	3,400,000
		24,545,471

	INDIANA - 1.7%
7,935,000	Franklin Community for Multi School, 3.23%, 7/15/23 (a)	7,935,000
5,000,000	Indiana Municipal Power Agency, 4.83%, 1/1/37 (a)	5,000,000
2,600,000	Reid Hospital and Health Care Services, 2.95%, 1/1/40 (a)	2,600,000
		15,535,000
	IOWA - 0.5%
1,000,000	Des Moines HRB for Iowa Methodist Medical Center Project, 2.90%, 8/1/15(a)	1,000,000
4,010,000	Iowa Finance Authority for Wesley Retirement Services, 2.98%, 12/1/33 (a)	4,010,000
		5,010,000
	KENTUCKY - 0.5%
3,250,000	Carrollton & Henderson County Public Energy and Gas Revenue, 5.00%, 1/1/09 (a)	3,326,624
1,500,000	Kentucky EDA for Republic Services Inc. Project, 3.60%, 6/1/31 (a)	1,500,000
		4,826,624
	LOUISIANA - 9.0%
180,000	Ascension Parish for BASF Corporation Project, 3.28%, 3/1/25(a)	180,000
1,830,000	Jefferson Parish HRB for East Jefferson General, 3.45%, 7/1/09(a)	1,830,000
225,000	Louisiana LGEF CDA for Shreveport Utility Systems Project, 3.40%, 10/1/26(a)	225,000
4,880,000	Louisiana LGEF CDA for South Extrusion Inc. Project, 3.25%, 12/1/17(a)	4,880,000
875,000	Louisiana LGEF CDA for University of Louisiana-Monroe, Series A, 3.16%, 11/1/34(a)	875,000
200,000	Louisiana Offshore Term Auth. Deepwater Port Rev. for Loop LLC Project, 3.20%, 9/1/14(a)	200,000
280,000	Louisiana Offshore Term Auth. Deepwater Port Rev. for Loop LLC Project, 3.63%-3.71%, 10/1/19(a)	280,000
180,000	Louisiana PFA for Christus Health, Sub-Series C-1, 2.93% - 5.50%, 7/1/31(a)	180,000
19,000,000	Louisiana PFA for Christus Santa Rosa Health, 3.55%, 7/1/47 (a)	19,000,000
175,000	Louisiana PFA for Tiger Athletic Foundation Project, 3.03%, 9/1/34(a)	175,000
31,380,000	Plaquemines Port Harbor & Terminal Facilities for International Marine Terminal Project, Series B, 3.65%, 3/15/25(a)	31,380,000
3,530,000	Port New Orleans for Cold Storage Project, 3.40%, 11/1/22(a)	3,530,000
3,080,000	Port New Orleans for Steamboat Co. Project, 2.87%-4.01%, 6/1/30(a)	3,080,000
9,280,000	South Louisiana Port Marine Term. for Holnam Inc. Project., 3.06%, 1/1/27(a)	9,280,000
3,740,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 2.90%, 7/1/21(a)	3,740,000
4,780,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.00%, 7/1/18(a)	4,780,000
640,000	St. James Parish PCR for Occidental Petroleum Corp., 3.00%, 7/1/18(a)	640,000
		84,255,000
	MARYLAND - 5.4%
1,400,000	Baltimore IDA for Baltimore Capital Acquisition, 2.90%, 8/1/16 (a)	1,400,000
1,850,000	Maryland Health & Higher Education for Trinity College, 3.40%, 11/1/26(a)	1,850,000
16,990,000	Maryland HEFA for Adventist Health Care, 3.31%, 1/1/33	16,990,000
9,525,000	Maryland HEFA for Adventist Health Care, Series A, 2.99%, 1/1/35(a)	9,525,000
9,200,000	Maryland HEFA for Adventist Health Care, Series B, 2.99%, 1/1/21(a)	9,200,000
3,100,000	Maryland State CDA for Waters Tower, Series G, 3.00%, 12/15/33 (a)	3,100,000
5,900,000	Montgomery County for Riderwood Village Inc. Project, 3.01%, 3/1/34 (a)	5,900,000
2,650,000	Prince Georges County for Collington Episcopal Life Center, Series B, 2.98%, 4/1/28 (a)	2,650,000
		50,615,000
	MASSACHUSETTS - 1.2%
300,000	Massachusetts DFA for Brooksby Village Inc. Project, 3.03%, 7/1/32(a)	300,000
745,000	Massachusetts DFA for Notre Dame Health Care Center, 3.20%, 10/1/29(a)	745,000
825,000	Massachusetts DFA for Sophia Snow House Inc., 3.00%, 1/1/34 (a)	825,000
1,530,000	Massachusetts GO, Series A, 5.38%, 8/1/08	1,541,978
975,000	Massachusetts HEFA for Essex Museum, 3.00%, 7/1/33 (a)	975,000

800,000	Massachusetts HEFA for Hallmark Health Systems, Series B, 3.03%, 7/1/27(a)	800,000
5,745,000	Massachusetts HFA for Single Family Housing, 3.04%, 12/1/30(a)	5,745,000
		10,931,978
	MICHIGAN - 3.8%
7,400,000	Ann Arbor EDC for Glacier Hills Inc. Project, Series A, 3.15%, 11/1/25(a)	7,400,000
495,000	Ann Arbor EDC for Glacier Hills Inc. Project, Series B, 3.15%, 11/1/19(a)	495,000
1,650,000	Chelsea EDC for Silver Maples, 3.18%, 10/1/36(a)	1,650,000
240,000	Detroit Sewer Disposable Revenue for Senior Lien, Series C-1, 3.05%, 7/1/27(a)	240,000
9,500,000	Detroit Sewer Disposable Revenue for Senior Lien, Series E, 3.74%, 7/1/31(a)	9,500,000
8,310,000	Green Lake EDC for Interlochen Center Project, 2.98%, 6/1/34(a)	8,310,000
1,710,000	Hudsonville Public School Pre-Refunded GO, 5.15%. 5/1/08 (a)	1,715,620
1,655,000	Michigan Strategic Fund for Metaltec Steel Abrasive Co., 3.12%, 8/1/31(a)	1,655,000
260,000	Michigan Strategic Fund for MOT LLC Project, 3.00%, 12/1/34(a)	260,000
3,540,000	Michigan Strategic Fund for Rest Haven Christian Services, 3.01%, 11/15/34(a)	3,540,000
410,000	Milan Area Schools Unlimited GO, 2.95%, 5/1/30(a)	410,000
		35,175,620
	MINNESOTA - 0.3%
100,000	Cohasset for Minnesota Power & Light Co. Project, Series A, 3.10%, 6/1/20 (a)	100,000
50,000	Cohasset for Minnesota Power & Light Co. Project, Series B, 3.00%, 6/1/13(a)	50,000
1,146,000	Minnesota HEA for Residential Housing, Series C, 3.75%, 1/1/35(a)	1,146,000
260,000	Minnesota State EFA for Carleton College, Series 6-D, 3.05%, 4/1/35(a)	260,000
50,000	Minnesota State EFA for University of St. Thomas, Series 5-C, 3.05%, 4/1/25(a)	50,000
920,000	Minnesota State EFA for William Mitchell College of Law, Series 5-S, 3.16%, 10/1/33(a)	920,000
220,000	St. Paul HDA MHR for Highland Ridge Project, 3.20%, 10/1/33(a)	220,000
180,000	University of Minnesota, Series A, 3.23%, 1/1/34(a)(b)	180,000
50,000	Winona Port Authority IDR for Bay Street Milling Company Project, Series A, 3.15%, 6/1/11(a)	50,000
		2,976,000
	MISSISSIPPI - 0.2%
1,500,000	Mississippi Business Financing Corp. for Gulf Opportunity Zone for Tindall Corp., 3.36%, 4/1/28 (a)	1,500,000
225,000	Mississippi Business Financing Corp. IDR for VC Regional Assembly & Manufacturing Project, 3.06%, 12/1/18(a)	225,000
		1,725,000
	MISSOURI - 1.4%
1,000,000	Jefferson County IDA for Pevely Pointe Apartments, 3.25%, 1/1/41(a)	1,000,000
6,800,000	Missouri DFA for Nelson Gallery Foundation, Series B, 4.75%, 12/1/31(a)	6,800,000
5,340,000	Missouri State HEFA for St Louis University, 6.35%, 10/1/35(a)	5,340,000
120,000	Platte County IDR for Platte Care Facility, 2.90%, 10/1/10(a)	120,000
		13,260,000
	NEBRASKA - 1.1%
10,000,000	Scotts Bluff County HFR for Regional West Medical Center, 3.02%, 12/1/28(a)	10,000,000

	NEVADA - 0.6%
3,860,000	Nevada MFH for L’Octaine LP, 3.20%, 4/1/36(a)	3,860,000
1,350,000	Director State Department of Business & Industry for Energy Partners LLC Project, 3.15%, 10/1/35(a)	1,350,000
		5,210,000
	NEW HAMPSHIRE - 1.8%
7,850,000	New Hampshire Business Finance Authority for Wheelabrator Concord Co., Series A, 2.90%, 1/1/18 (a)	7,850,000
8,820,000	New Hampshire HEFA for Riverwood Company, 3.10%, 3/1/22 (a)	8,820,000
		16,670,000

	NEW JERSEY - 4.8%
100,000	New Jersey EDA for Geriatrics Housing Services, Series P-J, 2.95%, 11/1/31(a)	100,000
3,520,000	New Jersey EDA for School Facilities Construction, Series L, 5.00%, 3/1/08 (b)	3,520,000
3,050,000	New Jersey EDA for Thermal Marina Energy LLC, Series A, 3.04%, 9/1/31(a)	3,050,000
23,000,000	New Jersey State GO Bond, 4.50%, 6/24/08	23,093,333
1,600,000	New Jersey State Housing & Mortgage Finance Agency, Series G, 3.15%, 5/1/34(a)	1,600,000
2,825,000	New Jersey Transportation Fund GABS, Series A, 5.00%, 6/15/08	2,837,441
10,000,000	New Jersey Transportation Fund, 3.20%, 12/15/34 (a)	10,000,000
330,000	Salem County for Friends Home Woodstown Inc, 2.95%, 4/1/34 (a)	330,000
		44,530,774
	NEW YORK - 0.6%
900,000	New York City GO, Sub-Series B5, 5.00%, 8/15/22(a)	900,000
1,500,000	New York GO, Series B, 2.80%, 3/15/30 (a)	1,500,000
725,000	New York HDC Multifamily for Boricua Village Apartments Site, Series A-2, 2.90%, 9/1/42(a)	725,000
700,000	New York State HFA for Remeeder Houses, Series A, 2.90%, 5/1/39(a)	700,000
1,600,000	New York State R&D for Con Ed, Sub-Series C-2, 3.10%, 11/1/39(a)	1,600,000
		5,425,000
	NORTH CAROLINA - 1.6%
860,000	North Carolina Capital Facility Financing for Goodwill Community Foundation, 3.00%, 4/1/22 (a)	860,000
815,000	North Carolina Capital Facility Financing for Teachers Academy for Math, 3.00%, 3/1/21 (a)	815,000
500,000	North Carolina EFA for Cardinal Gibbons, 3.02%, 8/1/14(a)	500,000
465,000	North Carolina EFA for Wingate University Project, 3.40%, 5/1/12 (a)	465,000
3,855,000	North Carolina EFA for Wingate University, 3.38%, 5/1/22 (a)	3,855,000
8,000,000	North Carolina Medical Care Community HCF for South Minister, 2.99%, 10/1/14 (a)	8,000,000
800,000	North Carolina Medical Care Community HCF for Stanley Total Living Center, 3.40%, 4/1/18(a)	800,000
		15,295,000
	OHIO - 2.7%
4,540,000	Akron Bath Copley Joint Township HDR for Summa Health System, Series B, 3.07%, 11/1/34(a)	4,540,000
1,815,000	Cleveland Waterworks Revenue, 2.45%, 1/1/37 (a)	1,815,000
430,000	Cleveland Waterworks Revenue, Series M, 3.10%, 1/1/33(a)	430,000
50,000	Cleveland-Cuyahoga County Port Authority for Carnegie 89th Garage Project, 3.60%, 1/1/37(a)	50,000
300,000	Cuyahoga County Civic Facilities Revenue for Cleveland Health Education Museum, 3.04%, 3/1/32(a)	300,000
1,350,000	Cuyahoga County EDA for Cleveland Botanical Gardens Project, 3.07%, 7/1/31(a)	1,350,000
2,850,000	Cuyahoga County HCF for A.M. McGregor Home Project, 3.01%,1/1/34 (a)	2,850,000
1,725,000	Hamilton County HCF for Episcopal Retirement Homes Inc, Series B, 3.00%, 6/1/35(a)	1,725,000
4,820,000	Licking County HCF for Kendal at Granville, 2.98%, 11/1/33(a)	4,820,000
875,000	Middleburgh Heights HRB for Southwest General Health, 3.07%, 8/15/22(a)	875,000
680,000	Ohio State EFA for Ashland University Project, 3.21%, 9/1/24(a)	680,000
500,000	Ohio State HEA for Pooled Financing 2007 Program, Series A, 3.10%, 9/1/36 (a)	500,000
250,000	Ohio State WDA PCR for Firstenergy Project, Series B, 2.97%, 1/1/34 (a)	250,000
3,110,000	Pickerington Local School District, 3.23%, 12/01/28	3,110,000
735,000	Richland County HCF for Wesleyan Senior Living, Series A, 3.15%, 11/1/27(a)	735,000
1,295,000	Richland County HCF for Wesleyan Senior Living, Series B, 3.51% - 3.90%, 11/1/27(a)	1,295,000
		25,325,000
	OREGON - 0.1%
500,000	Portland MFH for Eden Associates, 2.75%, 12/1/11 (a)	500,000

	PENNSYLVANIA - 6.0%
2,100,000	Allegheny County IDA for Jewish Federation, Series B, 3.07%, 10/1/25(a)	2,100,000
16,175,000	Cumberland County Municipal Authority for Asbury Atlantic Inc., 3.00%, 1/1/41(a)	16,175,000
500,000	Cumberland County Municipal Authority for Presbyterian Homes Inc., Series B, 3.04%, 12/1/32(a)	500,000
200,000	Dauphin County HSR for Pinnacle Health System Project, 2.95%, 8/15/27(a)	200,000
2,000,000	Delaware County IDR for Sun Inc., 2.90%, 11/1/33(a)	2,000,000
400,000	Erie County WAR, Series A, 3.35%, 12/136 (a)	400,000
1,415,000	Lancaster County, Series B, 3.01%, 11/1/16 (a)	1,415,000
3,990,000	Manheim Township School District GO, 3.18%, 5/1/23(a)	3,990,000
500,000	Manheim Township School District GO, 3.18%, 6/1/25 (a)	500,000
2,000,000	Montgomery County HEFA for William Penn Charter, 3.07%, 9/15/31(a)	2,000,000
2,000,000	Montgomery County IDA PCR, 3.53%, 3/12/08(a)	2,000,000
535,000	New Castle Hospital Authority for Jameson Memorial Hospital, 2.90%, 7/1/26 (a)	535,000
1,660,000	Northampton County IDA for First Mortgage of Kirkland Village, 3.04%, 11/1/30(a)	1,660,000
1,000,000	Pennsylvania State EFA for Independent Colleges, Series E-3, 3.04%, 11/1/14(a)	1,000,000
2,370,000	Pennsylvania State HEA for the Association of Independent Colleges, Series K 1, 3.38%, 11/1/22 (a)	2,370,000
2,505,000	Pennsylvania State Turnpike Commission Pre-Refunded, Series A, 5.25%, 12/1/08 (a)	2,570,475
430,000	Philadelphia Multi-Modal GO, Series B, 3.16%, 8/1/31(a)	430,000
600,000	Philadelphia WSR, 2.95%, 6/15/23 (a)	600,000
2,555,000	Somerset County Hospital Authority for Somerset Community Hospital, 3.07%, 3/1/37 (a)	2,555,000
12,620,000	Westmoreland County IDA for Redstone Highlands Apartments, 2.99%, 1/1/36(a)	12,620,000
		55,620,475
	RHODE ISLAND - 1.0%
5,165,000	Rhode Island HEFA for Care New England Health System, Series A, 3.00%, 9/1/32 (a)	5,165,000
4,405,000	Rhode Island HEFA for Care New England Health System, Series B, 3.00%, 9/1/37 (a)	4,405,000
		9,570,000
	SOUTH CAROLINA - 2.4%
100,000	South Carolina EFA for Claflin University, 3.00%, 10/1/33 (a)	100,000
2,000,000	South Carolina Jobs EDA for Goodwill Industries Inc. Project, 3.40%, 10/1/32 (a)	2,000,000
9,000,000	South Carolina Jobs EDA for Sisters Charity Providence, 3.35%, 11/1/31 (a)	9,000,000
1,000,000	South Carolina Jobs EDA for Vista Hotel Partners, 3.35%, 12/1/32 (a)	1,000,000
5,000,000	South Carolina Jobs EDA for Waste Management of South Carolina, 3.35%, 7/1/24 (a)	5,000,000
5,000,000	South Carolina Jobs EDA for Woodlands at Furman Project, Series C, 3.00%, 11/15/42 (a)	5,000,000
		22,100,000
	TENNESSEE - 2.5%
490,000	Chattanooga HEFA for Baylor School Project, Series 96, 3.25%, 11/1/16(a)	490,000
2,000,000	Jackson HEA HFA for Union University Project, 3.250%, 10/1/23 (a)	2,000,000
2,000,000	Memphis-Shelby County IDR for Boys and Girls Club, Series A, 3.25%, 11/1/27 (a)	2,000,000
910,000	Montgomery County Public Building Pooled Financing , 3.00%, 9/1/29 (a)	910,000
17,600,000	Sullivan County HEFA for Wellmont Health System, 3.00%, 9/1/32 (a)	17,600,000
		23,000,000
	TEXAS - 11.6%
1,400,000	Austin Airport System Revenue, 3.06%, 11/15/17 (a)	1,400,000
26,000,000	Bell County HCF for Scott and White Memorial Hospital, Series 2001-2, 4.75%, 8/15/231 (a)	26,000,000
2,510,000	Bell County HCF for Scott and White Memorial Hospital, Series B-2 ,4.75%, 8/15/29 (a)	2,510,000
7,020,000	Mesquite County HCF for Christian Care Centers Inc., 3.15%, 2/15/30 (a)	7,020,000
8,300,000	North Texas HEA for Student Loan Revenue, Series A, 3.10%, 12/1/38 (a)	8,300,000
50,000,000	North Texas Thruway Authority BANS, 4.13%, 11/19/08	50,000,000
6,800,000	Tarrant County Retirement Facilities for Northwest Senior-Edgemere Project, Series B, 3.15%, 11/15/36 (a)	6,800,000
6,500,000	Travis County HFA for Querencia Barton Creek, Series C, 2.98%, 11/15/35(a)	6,500,000
		108,530,000

	VIRGINIA - 1.3%
200,000	Alexandria IDA for Polled Line Program, 3.00%, 7/1/26 (a)		200,000
500,000	Capital Region Airport Commission for Passenger Facilities, Series B, RPT, 3.36%, 6/1/35 (a)		500,000
200,000	Charles City County EDA SWD for Waste Management Inc. Project, Series A, 3.10%, 2/1/29(a)		200,000
200,000	Chesapeake HRB for Chesapeake General Hospital, Series B, 3.25%, 7/1/31(a)		200,000
195,000	Fairfax County EDA for George Mason University, 3.25%, 2/1/29 (a)		195,000
2,855,000	King George County IDA SWD for Garnet of Virginia Inc. Project, 3.10%, 9/1/21(a)		2,855,000
225,000	Nelson County IDA for Taylor-Ramsey Corporation, 3.10%, 8/1/09 (a)		225,000
4,730,000	Pocahontas Parkway Association for Toll Road Revenue, Series A, 5.00%, 8/15/08 (a)		4,858,010
1,250,000	Portsmouth HDA MFH for Marsh Landing Project, Series A-1, 3.35%, 6/1/30(a)		1,250,000
950,000	Virginia Beach DAR IDA for Architectural Graphics Project, 3.45%, 5/1/20(a)		950,000
180,000	Virginia Beach EFA for Virginia Wesleyan College Project, 3.00%, 7/1/33(a)		180,000
180,000	Williamsburg IDA for Colonial Williamsburg Foundation, 3.00%, 12/1/18 (a)		180,000
			11,793,010
	WASHINGTON - 1.5%
1,000,000	King County School District No. 406 South Central GO, 5.15%, 6/1/08		1,004,176
1,000,000	Washington State COPS for Department of Ecology, 4.50%, 4/1/08		1,001,003
1,800,000	Washington State EDA SWD for Waste Management Inc. Project, 3.10%, 7/1/27 (a)		1,800,000
4,300,000	Washington State EDA SWD for Waste Management Inc. Project, 3.10%, 10/1/27 (a)		4,300,000
6,000,000	Washington State GO, 5.50%, 9/1/08		6,098,652
			14,203,831
	WISCONSIN - 0.1%
1,000,000	Superior Wisconsin IDR for Amsoil Inc. Project, 3.26%, 10/1/21(a)		1,000,000

	WYOMING - 0.9%
8,500,000	Campbell County IDR for Two Elk Generation Partners Project, 3.65%, 11/28/08(a)		8,500,000

	Total Investments (Cost* $862,505,906)	92.4%	862,502,089
	Other Assets less Liabilities	7.6	70,590,157
	Net Assets	100.0%	$933,092,246

RESERVE MUNICIPAL MONEY-MARKET TRUST II - CALIFORNIA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2008 (Unaudited)

Principal
Amount			Value
	TAX-EXEMPT OBLIGATIONS - 95.8%

	CALIFORNIA - 87.4%
$2,130,000	Abag Financial Authority for Nonprofit Corporations MFH for Colma Bart Apartments, Series A, 2.95%,11/15/35(a)		$2,130,000
545,000	Alameda Contra Costa COPS for Capital Improvements Project, Series F, 3.21%, 8/1/23(a)		545,000
2,700,000	Bay Area Toll Authority for San Francisco, Series A-1, 6.00%, 4/1/47(a)		2,700,000
2,000,000	Bay Area Toll Authority for San Francisco, Series C, 6.00%, 4/1/45(a)		2,000,000
1,150,000	California Department of Water Reserve Power Supply, Series C-9, 2.95%, 5/1/22(a)		1,150,000
1,000,000	California Health Facilities Financing Authority for Catholic Health Facilities, Series J, 2.82%, 7/1/33(a)		1,000,000
1,995,000	California HFA for Home Mortgage, Series C, 2.94%, 8/1/22(a)		1,995,000
940,000	California HFA for Home Mortgage, Series C, 2.94%, 8/1/31(a)		940,000
990,000	California HFA for Home Mortgage, Series F, 2.94%, 2/1/34(a)		990,000
2,540,000	California Infrastructure and Economic Development for SRI International, Series A, 2.85%, 9/1/28(a)		2,540,000
2,120,000	California Infrastructure and Economic Development IDR for M.A. Silva Corks USA LLC Project, 2.95%, 9/1/32(a)		2,120,000
1,000,000	California MFA for Vacaville Christian Schools, 2.93%, 8/1/37(a)		1,000,000
2,500,000	California MFA SWD for Waste Management Inc. Project, Series A, 2.22%, 2/1/19(a)		2,500,000
1,900,000	California PCR for Wadham Energy LP, Series C, 3.10%, 11/1/17(a)		1,900,000
3,000,000	California State RANS, 4.00%, 6/30/08		3,006,135
3,100,000	California Statewide CDA COPS for Covenant Retirement Communities, 2.95%, 12/1/25(a)		3,100,000
560,000	California Statewide CDA for Goodwill of Santa Cruz, 2.99%, 2/1/38(a)		560,000
800,000	California Statewide CDA for Sweep Loan Program, Series B, 2.83%, 6/1/35(a)		800,000
4,000,000	California Statewide CDA IDR for Del Mesa Farms Project, Series A, 2.95%, 5/1/19(a)		4,000,000
400,000	California Statewide CDA MFH for Crossings Madera, Series B, 3.06%, 1/1/38(a)		400,000
3,500,000	California Statewide CDA MFH for Stoneridge Elk Grove, Series Q, 3.06%, 10/1/38(a)		3,500,000
1,500,000	Concord MFH for Maplewood & Golden Glen, Series A, 3.16%, 12/1/30(a)		1,500,000
3,500,000	Dublin MFH for Park Sierra, Series A, 2.99%, 6/1/28(a)		3,500,000
1,400,000	Fremont COPS for Family Reserve Center Project, 3.16%, 8/1/28(a)		1,400,000
2,000,000	Imperial Irrigation, Series A, 1.25%, 6/5/08		2,000,000
4,250,000	Los Angeles CDA COPS for Broadway-Spring Center Project, 2.10%, 7/1/12(a)		4,250,000
3,100,000	Los Angeles CDA MFH for 2nd & Central Apartments Project, Series A, 2.90%, 12/1/38(a)		3,100,000
2,805,000	Los Angeles CDA MFH for Security Building Project, Series A, 2.90%, 12/15/34(a)		2,805,000
3,000,000	Los Angeles County Sanitation District Finance Authority ROCS RR II R- 12139, 3.24%, 10/1/34(a)		3,000,000
2,280,000	Los Angeles Water & Power ROCS RR II R- 3081, 3.21%, 7/1/31(a)		2,280,000
3,585,000	Metropolitan Water District Southern California Waterworks ROCS RR II R- 11301, 3.17%, 7/1/37(a)		3,585,000
3,000,000	Port Oakland for ROCS RR II R- 7072, 3.55%, 11/1/27(a)		3,000,000
2,175,000	Riverside County Community Facilities for Special Tax No. 88-4, 2.93%, 9/1/14(a)		2,175,000
1,000,000	Riverside County IDA IDR for Spenuzza Inc. Project, 2.95%, 11/1/34(a)		1,000,000
3,400,000	San Diego MFH for Villa Nueva Apartments, Series F, 3.06%, 9/1/39(a)		3,400,000
1,500,000	San Francisco City and County Redevelopment Agency MFH for Maria Manor Apartments, Series F, 3.00%, 12/1/33(a)		1,500,000
3,500,000	San Jose Redevelopment Tax Allocation for Housing Set Aside Merged, Series C, 2.99%, 8/1/35(a)		3,500,000
1,200,000	Santa Ana Unified School District COPS, 2.70%, 7/1/15(a)		1,200,000
2,000,000	Santa Cruz County MFH for Paloma Del Mar Apartments, Series A, 3.17%, 6/1/22(a)		2,000,000
200,000	South San Francisco MFH for Magnolia Plaza Apartments, Series A, 3.03%, 5/1/17(a)		200,000
			84,271,135
	COLORADO- 4.0%
3,900,000	Colorado ECFA for Rehoboth Christian School, 3.05%, 5/1/37(a)		3,900,000
			3,900,000
	PUERTO RICO- 4.4%
4,200,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08		4,214,433
			4,214,433

	Total Investments (Cost* $92,385,568)	95.8%	92,385,568
	Other Assets less Liabilities	4.2	4,020,610
	Net Assets	100.0%	$96,406,178

RESERVE MUNICIPAL MONEY-MARKET TRUST II - CONNECTICUT MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2008 (Unaudited)

Principal
Amount			Value
	TAX-EXEMPT OBLIGATIONS - 89.6%

	CONNECTICUT - 68.8%
$1,965,000	Connecticut DAR for Independent Living Project, 3.18%, 7/1/15(a)		$1,965,000
1,785,000	Connecticut DAR for Pierce Memorial Baptist, 2.95%, 10/1/28(a)		1,785,000
1,965,000	Connecticut DAR for Solid Waste, 3.03%, 8/1/23(a)		1,965,000
1,855,000	Connecticut GO, Series 1-A, 3.25%, 2/15/21(a)		1,855,000
100,000	Connecticut HEFA for Avon Old Farms School, Series B, 3.00%, 7/1/35(a)		100,000
200,000	Connecticut HEFA for Edgehill Continuing Care Retirement, Series C, 3.90%, 7/1/27(a)		200,000
100,000	Connecticut HEFA for Greenwich Academy, Series C, 2.94%, 3/1/37(a)		100,000
1,100,000	Connecticut HEFA for Health Care Capital Asset, Series A-1, 3.00%, 7/1/31(a)		1,100,000
2,045,000	Connecticut HEFA for Hotchkiss School, Series A, 3.20%, 7/1/30(a)		2,045,000
1,000,000	Connecticut HEFA for Kingswood-Oxford School, 2.83%, 7/1/30(a)		1,000,000
1,000,000	Connecticut HEFA for Klingberg Family Center, 3.00%, 7/1/32(a)		1,000,000
1,700,000	Connecticut HEFA for Lawrence & Memorial Hospital Inc., Series E, 2.90%, 7/1/34(a)		1,700,000
1,870,000	Connecticut HEFA for Masonicare Corp., Series C, 3.90%, 7/1/37(a)		1,870,000
1,075,000	Connecticut HEFA for Pomfret School Issue, Series A, 3.00%, 7/1/24(a)		1,075,000
900,000	Connecticut HEFA for Quinnipiac University, Series J, 2.70 - 2.90%, 7/1/37(a)		900,000
1,000,000	Connecticut HEFA for University of Bridgeport, Series B, 3.16%, 7/1/37(a)		1,000,000
400,000	Connecticut HEFA for University of New Haven, Series E, 3.71%, 7/1/35(a)		400,000
1,700,000	Connecticut HEFA for Wesleyan University, Series F, 3.23%, 7/1/40(a)		1,700,000
600,000	Connecticut HEFA for Yale University, Series T-2, 3.25%, 7/1/29(a)(b)		600,000
1,100,000	Connecticut HEFA for Yale University, Series U, 1.90%, 7/1/33(a)(b)		1,100,000
1,000,000	Connecticut HFA for Cil Realty Inc., 1.60%, 7/1/32(a)		1,000,000
750,000	Connecticut HFA Mortgage Financing Program, Series B-3, 4.35%, 11/15/31(a)		750,000
1,050,000	Connecticut HFA Mortgage Financing Program, Sub-Series D-3, 4.35%, 5/15/33(a)		1,050,000
400,000	Connecticut HFA Mortgage Financing Program, Sub-Series E-4, 3.12%, 11/15/27(a)		400,000
1,740,000	Hartford MHR for Underwood Towers Project, 3.00%, 6/1/20(a)		1,740,000
1,000,000	Waterbury BANS, 4.50%, 9/3/08		1,004,222
			29,404,222
	FLORIDA - 4.6%
1,950,000	USF Financing Corp. COPS for College of Medicine Health Facilities, Series A-2, 3.12%, 7/1/36(a)		1,950,000

	LOUISIANA - 4.6%
1,950,000	Port New Orleans for Cold Storage Project, 3.40%, 11/1/22(a)		1,950,000

	MISSISSIPPI - 4.1%
1,740,000	Mississippi Business Financing Corp. IDR for VC Regional Assembly & Manufacturing Project, 3.06%, 12/1/18(a)		1,740,000

	NEW YORK - 1.3%
550,000	Long Island Power Authority Electric System Revenue, Series G, 2.87%, 12/1/29(a)		550,000

	OHIO - 1.6%
670,000	Ohio State Air Quality DAR for Firstenergy, Series A, 3.02%, 6/1/33(a)		670,000

	PENNSYLVANIA - 1.3%
570,000	Philadelphia Multi-Modal GO, Series B, 3.16%, 8/1/31(a)		570,000

	PUERTO RICO - 3.3%
625,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-3, 2.90%, 7/1/29(a)		625,000
800,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08		802,713
			1,427,713

	Total Investments (Cost* $38,261,935)	89.6%	38,261,935
	Other Assets less Liabilities	10.4	4,439,301
	Net Assets	100.0%	$42,701,236

RESERVE MUNICIPAL MONEY-MARKET TRUST II - FLORIDA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2008 (Unaudited)

Principal
Amount			Value
	TAX-EXEMPT OBLIGATIONS - 92.9%

	CALIFORNIA - 1.8%
$1,100,000	California PCR for Wadham Energy LP, Series C, 3.10%, 11/1/17(a)		$1,100,000

	FLORIDA - 91.1%
2,400,000	Atlantic Beach HCF for Fleet Landing Project, 3.40%, 1/1/37(a)		2,400,000
1,715,000	Broward County HFA MHR for Jacaranda Village Apartments, 3.08%, 9/1/22(a)		1,715,000
1,060,000	Broward County HFA MHR for Palms of Deerfield Beach, 3.20%, 8/15/38(a)		1,060,000
1,950,000	Broward County School Board COPS, 3.00%, 7/1/21(a)		1,950,000
3,350,000	Capital Travel Agency for Aero Miami Project Air Cargo, 3.60%, 8/1/34(a)		3,350,000
615,000	Charlotte County Utility Revenue, Series A, 2.95%, 10/1/21(a)		615,000
1,650,000	Coconut Creek IDR for Elite Aluminum Corporation Project, 3.10%, 11/1/22(a)		1,650,000
140,000	Collier County HFA for The Moorings Inc. Project, 2.98%, 12/1/24(a)		140,000
1,770,000	Dade County IDA for Dolphins Stadium Project, Series B, 2.69%, 1/1/16(a)		1,770,000
150,000	Dade County IDA for Dolphins Stadium Project, Series D, 2.69%, 1/1/16(a)		150,000
1,645,000	Florida HFC Multifamily for Bridgewater Club, Series L-1, 3.05%, 6/1/34(a)		1,645,000
1,595,000	Florida HFC Multifamily for Collins Cove Apartments, Series W, 3.05%, 2/1/36(a)		1,595,000
1,975,000	Florida HFC Multifamily for Falls of Venice Project, 2.47%, 12/1/31(a)		1,975,000
2,300,000	Florida HFC Multifamily for Wellesley Apartments, Series O, 3.05%, 8/1/35(a)		2,300,000
275,000	Florida State Board of Education, Series B, 3.50%, 1/1/09		277,805
100,000	Greater Orlando Aviation Authority, Series E, 3.10%, 10/1/21(a)		100,000
2,500,000	Hillsborough County Aviation Authority for Tampa International Airport, Series D, 3.55%, 10/1/26(a)		2,500,000
2,000,000	Hillsborough County Aviation Authority, Series B, 2.70%, 5/2/08		2,000,000
2,000,000	Hillsborough County IDR for Carrollwood Day School Project, 3.16%, 6/1/31(a)		2,000,000
1,000,000	Hillsborough County IDR for Petroleum Packers Project, 3.12%, 9/1/13(a)		1,000,000
430,000	Indian River County for St. Edward’s School Project, 3.38%, 7/1/27(a)		430,000
1,180,000	Jacksonville EDC for Holland Sheltair, Series A-1, 3.10%, 11/1/34(a)		1,180,000
900,000	Jacksonville EDC IDR for Lee & Cates Glass Inc. Project, 3.45%, 4/1/33(a)		900,000
265,000	Jacksonville HFA for River Garden Hebrew Home Project, 3.38%, 2/1/18(a)		265,000
480,000	Marion County IDA for Hospice of Marion County Inc. Project, 3.38%, 8/1/23(a)		480,000
3,000,000	Miami-Dade County IDA for Airbus North America Service Co., Series A, 3.35%, 4/1/30(a)		3,000,000
2,900,000	Miami-Dade County IDA SWD for Waste Management Inc. Project, 3.10%, 9/1/27(a)		2,900,000
750,000	Miami-Dade County WSR, 3.16%, 10/1/25(a)		750,000
700,000	Orange County IDA for Independent Blood & Tissue Services, 3.25%, 10/1/27(a)		700,000
1,200,000	Orlando & Orange County Expressway Authority Revenue, Series C-3, 2.37%, 7/1/25(a)		1,200,000
1,300,000	Palm Beach County Airport Revenue for Galaxy Aviation, 3.15%, 9/1/28(a)		1,300,000
380,000	Palm Beach County EDA for YMCA of South Palm Beach Project, 3.38%, 11/1/28(a)		380,000
645,000	Palm Beach County for Palm Beach Day Academy Project, 3.38%, 1/1/37(a)		645,000
765,000	Palm Beach County HFA for Jupiter Medical Center Inc., Series B, 3.35%, 8/1/20(a)		765,000
1,050,000	Palm Beach County School Board COPS, Series B, 3.01%, 8/1/27 (a)(b)		1,050,000
800,000	Pinellas County HFA for Mease Manor Inc., Series A, 3.40%, 11/1/15(a)		800,000
2,295,000	Port Orange for Palmer College Project, 3.00%, 10/1/32(a)		2,295,000
200,000	Seminole County IDA HCF for Multi-Modal Florida Living Nursing, 3.36%, 2/1/11(a)		200,000
3,000,000	St. Johns County HFA Multifamily for Summerset Village LLC, 3.36%, 10/1/37(a)		3,000,000
1,300,000	Tampa for Tampa LLC Project-University of Tampa, Series A, 3.16%, 10/1/37(a)		1,300,000
850,000	USF Financing Corp. COPS for College of Medicine Health Facilities, Series A-2, 3.12%, 7/1/36(a)		850,000
			54,582,805

	Total Investments (Cost* $55,682,805)	92.9%	55,682,805
	Other Assets less Liabilities	7.1	4,224,097
	Net Assets	100.0%	$59,906,902

RESERVE MUNICIPAL MONEY-MARKET TRUST II - MASSACHUSETTS MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2008 (Unaudited)

Principal
Amount			Value
	TAX-EXEMPT OBLIGATIONS - 97.0%

	FLORIDA - 3.7%
$1,100,000	Miami-Dade County IDA SWD for Waste Management Inc. Project, 3.10%, 9/1/27(a)		$1,100,000

	ILLINOIS - 1.7%
500,000	Chicago GO, Series E, 4.50%, 1/1/42(a)		500,000

	MASSACHUSETTS - 83.3%
1,325,000	Massachusetts DFA for Briarwood Retirement, Series A, 3.00%, 1/1/35(a)		1,325,000
1,100,000	Massachusetts DFA for Brooksby Village Inc. Project, 3.03%, 7/1/32(a)		1,100,000
1,500,000	Massachusetts DFA for Draper Laboratory Issue, 5.25%, 6/1/30(a)		1,500,000
800,000	Massachusetts DFA for Gann Academy Project, 3.17%, 6/1/32(a)		800,000
1,350,000	Massachusetts DFA for Jewish Geriatric Services, 3.07%, 5/15/34(a)		1,350,000
400,000	Massachusetts DFA for Lawrence Academy Project, Series A, 3.00%, 5/1/33(a)		400,000
595,000	Massachusetts DFA for Mystic Valley Regional School, 3.16%, 6/15/08(a)		595,000
1,550,000	Massachusetts DFA for Notre Dame Health Care Center, 3.20%, 10/1/29(a)		1,550,000
1,448,000	Massachusetts DFA for Smith College, 3.00%, 7/1/24(a)(b)		1,448,000
1,080,000	Massachusetts DFA IDR for Leaktite Corp., 3.10%, 8/1/19(a)		1,080,000
800,000	Massachusetts DFA IDR for Ocean Spray Cranberries Project, 3.38%, 10/15/11(a)		800,000
1,300,000	Massachusetts DFA SWD for Newark Group Inc. Project, Series C, 3.10%, 7/1/31(a)		1,300,000
600,000	Massachusetts GO, Series B, 2.86%, 9/1/16(a)		600,000
1,200,000	Massachusetts HEFA for Bentley College Issue, Series K, 2.50%-3.74%, 7/1/30(a)		1,200,000
1,525,000	Massachusetts HEFA for Hallmark Health Systems, Series B, 3.03%, 7/1/27(a)		1,525,000
1,375,000	Massachusetts HEFA for Harvard University, Series Y, 3.00%, 7/1/35(a)(b)		1,375,000
880,000	Massachusetts HEFA for MIT, Series J-2, 3.00%, 7/1/31(a)(b)		880,000
680,000	Massachusetts HEFA for Partners Healthcare Systems, Series P-1, 2.80%, 7/1/27(a)		680,000
1,500,000	Massachusetts HEFA for University of Massachusetts, Series A, 2.80%, 11/1/30(a)		1,500,000
1,300,000	Massachusetts HEFA for Wellesley College, Series E, 3.00%, 7/1/22(a)(b)		1,300,000
700,000	Massachusetts HEFA for Williams College, Series E, 2.95%, 8/1/14(a)(b)		700,000
730,000	Massachusetts HFA for Single Family Housing, 3.04%, 12/1/30(a)		730,000
300,000	Massachusetts IFA for Cambridge Isotope Labs Inc, 3.10%, 6/1/15(a)		300,000
600,000	Massachusetts IFA for Tech Mold & Tool, 3.12%, 6/1/18(a)		600,000
370,000	University of Massachusetts Building Authority Project, Series 1, 3.55%, 11/1/34(a)		370,000
			25,008,000
	OHIO - 4.0%
1,200,000	Cuyahoga County EDA for Cleveland Botanical Gardens Project, 3.07%, 7/1/31(a)		1,200,000

	PENNSLYVANIA - 1.7%
500,000	Butler County IDA for Concordia Lutheran, Series B, 3.15%, 8/1/30(a)		500,000

	PUERTO RICO - 2.6%
800,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08		802,677

	Total Investments (Cost* $29,110,677)	97.0%	29,110,677
	Other Assets less Liabilities	3.0	909,675
	Net Assets	100.0%	$30,020,352

RESERVE MUNICIPAL MONEY-MARKET TRUST II - MICHIGAN MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2008 (Unaudited)

Principal
Amount			Value
	TAX-EXEMPT OBLIGATIONS - 92.5%

	GEORGIA - 4.1%
$1,250,000	DeKalb County MFH for Mountain Crest Apartments, Series A-1, 3.35%, 2/1/34(a)		$1,250,000

	LOUISIANA - 2.6%
800,000	Port New Orleans for Cold Storage Project, 3.40%, 11/1/22(a)		800,000

	MICHIGAN - 77.7%
1,600,000	Ann Arbor EDC for Glacier Hills Inc. Project, Series A, 3.15%, 11/1/25(a)		1,600,000
1,445,000	Chelsea EDC for Silver Maples, 3.18%, 10/1/36(a)		1,445,000
100,000	Detroit EDC for Waterfront Reclamation, Series A, 3.00%, 5/1/09(a)		100,000
100,000	Detroit Sewer Disposable Revenue for Senior Lien, Series B, 3.25%, 7/1/33(a)		100,000
1,060,000	Detroit Sewer Disposable Revenue for Senior Lien, Series C-1, 3.05%, 7/1/27(a)		1,060,000
500,000	Grand Rapids EDC for Baker Knapp & Tubbs, 3.40%, 6/1/12(a)		500,000
235,000	Green Lake EDC for Interlochen Center Project, 2.98%, 6/1/34(a)		235,000
1,500,000	Jackson County EDC for Thrifty Leoni Inc. Project, 2.32%, 12/1/14(a)		1,500,000
410,000	Jackson County EDC for Vista Grande Villa, Series A, 3.50%, 11/1/31(a)		410,000
180,000	Kalamazoo HRB for Bronson Methodist Hospital, 2.95%, 5/15/36(a)		180,000
720,000	Kalamazoo HRB for Bronson Methodist Hospital, Series B, 3.55%, 12/1/15(a)		720,000
1,200,000	Kentwood EDC for Holland Home, Series B, 2.98%, 11/1/32(a)		1,200,000
1,405,000	Lenawee County EDC for Siena Heights University Project, 3.17% 11/1/24(a)		1,405,000
1,295,000	Michigan Building Authority for Multi-Modal Facilities Program, Series II A, 3.40%, 10/15/40(a)		1,295,000
200,000	Michigan EFA for University of Detroit-Mercy, 3.50%, 11/1/36(a)		200,000
165,000	Michigan HDA for Single Family Housing, Series 2000 A, 9.00%, 12/1/16(a)		165,000
1,270,000	Michigan HFR for Henry Ford Health, Series B, 2.97%, 11/15/40(a)		1,270,000
500,000	Michigan Municipal Bond Authority for Local Government Loan Program, 5.00%, 5/1/08		500,999
1,000,000	Michigan State HDA MHR for Courtyards of Taylor Ltd., Series A, 3.04%, 8/15/32(a)		1,000,000
625,000	Michigan State University Revenue, Series A, 3.25%, 8/15/32(a)		625,000
325,000	Michigan Strategic Fund for American Cancer Society Project, 2.27%-3.18%, 6/1/37(a)		325,000
200,000	Michigan Strategic Fund for Detroit Symphony Project, Series B, 3.50%, 6/1/31(a)		200,000
100,000	Michigan Strategic Fund for Louisiana-Pacific Corp., 3.40%, 9/1/09(a)		100,000
830,000	Michigan Strategic Fund for Metaltec Steel Abrasive Co., 3.12%, 8/1/31(a)		830,000
1,180,000	Michigan Strategic Fund for MOT LLC Project, 3.00%, 12/1/34(a)		1,180,000
1,600,000	Michigan Strategic Fund for Rest Haven Christian Services, 3.01%, 11/15/34(a)		1,600,000
700,000	Michigan Strategic Fund for Transnav Technologies Inc., 3.12%, 12/1/27(a)		700,000
1,600,000	Milan Area Schools Unlimited GO, 2.95%, 5/1/30(a)		1,600,000
500,000	Oakland County EDC for Graphic-Technology Inc. Project, 3.10%, 4/1/28(a)		500,000
180,000	University of Michigan Hospital Revenue, Series A, 3.10%, 12/1/27(a)(b)		180,000
470,000	Wayne Charter County Airport Revenue for Detroit Metropolitan County, Series B, 7.00%, 12/1/16(a)		470,000
400,000	WoodHaven Brownstown School District GO, Series B, 3.20%, 5/1/34(a)		400,000
			23,595,999
	NEVADA - 4.1%
1,250,000	Director State Department of Business & Industry for Energy Partners LLC Project, 3.15%, 10/1/35(a)		1,250,000

	PUERTO RICO - 4.0%
600,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 3.19%, 7/1/29(a)		600,000
600,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-4, 2.90%, 7/1/31(a)		600,000
			1,200,000

	Total Investments (Cost* $28,095,999)	92.5%	28,095,999
	Other Assets less Liabilities	7.5	2,281,311
	Net Assets	100.0%	$30,377,310

RESERVE MUNICIPAL MONEY-MARKET TRUST II - NEW JERSEY MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2008 (Unaudited)

Principal
Amount			Value
	TAX-EXEMPT OBLIGATIONS - 92.2%

	NEW JERSEY - 72.3%
$300,000	Essex County for Jewish Community Center Metrowest Project, 3.31%, 7/1/25(a)		$300,000
3,550,000	Hudson County Pooled Government Loan Program, 2.94%, 7/15/26(a)		3,550,000
600,000	New Jersey EDA for Bennedictine Abbey Newark, 3.18%, 12/1/30(a)		600,000
315,000	New Jersey EDA for Catholic Community Services Project, 3.33%, 5/1/23(a)		315,000
1,000,000	New Jersey EDA for Cedar Crest Village Inc, Series A, 3.00%, 1/1/36(a)		1,000,000
900,000	New Jersey EDA for VPR Commerce Center Project, 3.02%, 8/1/17(a)		900,000
3,865,000	New Jersey EDA for Geriatrics Housing Services, Series P-J, 2.95%, 11/1/31(a)		3,865,000
1,665,000	New Jersey EDA for Golf Association Project, 3.02%, 5/1/23(a)		1,665,000
2,020,000	New Jersey EDA for Hun School of Princeton Project, 3.02%, 11/1/34(a)		2,020,000
190,000	New Jersey EDA for Institute of Electrical, Series A, 3.33%, 4/1/14(a)		190,000
900,000	New Jersey EDA for Morris Museum Project, 3.00%, 2/1/31(a)		900,000
3,000,000	New Jersey EDA for Port Newark Container LLC, 3.02%, 7/1/30(a)		3,000,000
1,000,000	New Jersey EDA for Ranney School Project, 2.98%, 8/1/37(a)		1,000,000
2,480,000	New Jersey EDA for Republic Services Inc. Project, 3.00%, 9/1/13(a)		2,480,000
700,000	New Jersey EDA for RJB Associates LP, 3.02%, 8/1/08(a)		700,000
1,030,000	New Jersey EDA for Stuart Country Day School, 2.92%, 10/1/32(a)		1,030,000
3,800,000	New Jersey EDA for Thermal Energy Facilities Ltd., Series A, 3.28%, 12/1/31(a)		3,800,000
3,850,000	New Jersey EDA for Thermal Marina Energy LLC, Series A, 3.04%, 9/1/31(a)		3,850,000
325,000	New Jersey EDA for Transportation Project Sublease, Series A, 5.00%, 5/1/08		326,488
2,200,000	New Jersey EFA, Series 97-A, 2.65%, 3/4/08		2,200,000
2,000,000	New Jersey HCF for Community Hospital, Series A1, 3.31%, 7/1/20(a)		2,000,000
800,000	New Jersey HCF for Matheny School Hospital, Series A-2, 3.28%, 7/1/23(a)		800,000
250,000	New Jersey HCF for Robert Wood Johnson @ Rahway Hospital, Series A-8, 3.31%, 7/1/23(a)		250,000
3,205,000	New Jersey HCF for St. Barnabas, Series 2001A, 2.94%, 7/1/31(a)		3,205,000
1,565,000	New Jersey Single Family Housing, Series D, 2.98%, 10/1/26(a)		1,565,000
82,000	New Jersey Sports Authority Expo, Series B-1, 3.84%, 3/1/21(a)		82,000
4,000,000	New Jersey State GO, 4.50%, 6/24/08		4,010,832
2,400,000	New Jersey State Housing & Mortgage Finance Agency, Series G, 3.15%, 5/1/34(a)		2,400,000
2,670,000	New Jersey Turnpike Authority, Series C-1, 3.20%, 1/1/24(a)		2,670,000
1,000,000	New Jersey Turnpike Authority, Series C-2, 3.20%, 1/1/24(a)		1,000,000
300,000	Northern Burlington County Regional School District, 4.00%, 4/1/08		300,253
3,670,000	Salem County for Friends Home Woodstown Inc, 2.95%, 4/1/34 (a)		3,670,000
335,000	Union City GO, 6.38%, 11/1/08		342,675
			55,987,248
	NEW YORK - 12.5%
3,500,000	New York GO, Sub-Series B5, 5.00%, 8/15/22(a)		3,500,000
3,200,000	New York HDC Multifamily for Boricua Village Apartments Site, Series A-2, 2.90%, 9/1/42(a)		3,200,000
3,015,000	Port Authority of New York & New Jersey, Series B, 3.00%, 3/12/08		3,015,000
			9,715,000
	OHIO - 1.7%
1,300,000	Cuyahoga County Civic Facilities Revenue for Cleveland Health Education Museum, 3.04%, 3/1/32(a)		1,300,000

	PENNSYLVANIA - 2.0%
1,510,000	Allegheny County IDA for UPMC Children’s Hospital, Series A, 3.35%, 10/1/32(a)		1,510,000

	PUERTO RICO - 3.7%
950,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 3.19%, 7/1/29(a)		950,000
1,900,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08		1,906,443
			2,856,443

	Total Investments (Cost* $71,368,691)	92.2%	71,368,691
	Other Assets less Liabilities	7.8	6,031,802
	Net Assets	100.0%	$77,400,493

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II - OHIO MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2008 (Unaudited)

Principal
Amount			Value
	TAX-EXEMPT OBLIGATIONS - 87.6%

	OHIO - 87.6%
$395,000	Akron Bath Copley Joint Township HDR for Summa Health System, Series B, 3.07%, 11/1/34(a)		$395,000
375,000	Allen County HCF for Mennonite Memorial Home Project, 3.16%, 2/1/18(a)		375,000
880,000	Butler County HCF for Lifesphere Project, 3.35%, 5/1/27(a)		880,000
845,000	Cleveland Airport Systems Revenue, Series D, 3.05%, 1/1/27(a)		845,000
950,000	Cleveland Waterworks Revenue, Series M, 3.10%, 1/1/33(a)		950,000
1,000,000	Cleveland-Cuyahoga County Port Authority for Carnegie 89th Garage Project, 2.95-3.60%, 1/1/37(a)		1,000,000
845,000	Cleveland-Cuyahoga County Port Authority for Euclid 93rd Garage & Office, 3.20%, 1/1/34(a)		845,000
320,000	Cleveland-Cuyahoga County Port Authority for Special Buildings 1 & 3 LLC, 3.63%, 1/1/37(a)		320,000
750,000	Columbus Regional Airport Authority Capital Funding, Series A, 3.18%, 3/1/34(a)		750,000
1,000,000	Cuyahoga County Civic Facilities Revenue for Cleveland Health Education Museum, 3.04%, 3/1/32(a)		1,000,000
950,000	Cuyahoga County EDA for Cleveland Botanical Gardens Project, 3.07%, 7/1/31(a)		950,000
315,000	Cuyahoga County IDR for S&R Playhouse Realty Co., 2.50%, 12/1/09(a)		315,000
400,000	Franklin County HCF for Friendship Village of Dublin, Series B, 2.98%, 11/1/34(a)		400,000
250,000	Franklin County HRB for U.S. Health Corporation, Series B, 3.02%, 12/1/20(a)		250,000
435,000	Greene County Revenue for Fairview Extended, Series B, 2.90%, 1/1/11(a)		435,000
175,000	Hamilton County HCF for Episcopal Retirement Homes Inc., Series B, 3.00%, 6/1/35(a)		175,000
820,000	Hamilton County HCF for MLB Hilltop Health Facilities Project, Series A, 3.16%, 6/1/22(a)		820,000
880,000	Licking County HCF for Kendal at Granville, 2.98%, 11/1/33(a)		880,000
590,000	Middleburgh Heights HRB for Southwest General Health, 3.07%, 8/15/22(a)		590,000
860,000	Montgomery County HRB for Kettering Health, Series B, 3.14%, 8/1/47(a)		860,000
300,000	Ohio HFA MFH for Chambrel at Montrose, Series F, 3.04%, 11/15/32(a)		300,000
650,000	Ohio State Air Quality DAR for Ohio Edison Project, Series A, 3.10%, 2/1/14(a)		650,000
820,000	Ohio State EFA for Ashland University Project, 3.21%, 9/1/24(a)		820,000
820,000	Ohio State EFA for Case Western University, 3.00%, 10/1/31(a)		820,000
100,000	Ohio State University General Receipts Revenue, 3.25%, 12/1/27(a)(b)		100,000
880,000	Ohio State WDA PCR for Firstenergy Project, Series A, 3.20%, 8/1/33(a)		880,000
400,000	Richland County HCF for Wesleyan Senior Living, Series A, 3.15%, 11/1/27(a)		400,000
255,000	Richland County HCF for Wesleyan Senior Living, Series B, 3.90%, 11/1/27(a)		255,000
565,000	Toledo-Lucas County Port Authority Revenue for Franciscan Communities of St. Mary, Series C, 2.98%, 5/15/38(a)		565,000
			17,825,000

	Total Investments (Cost* $17,825,000)	87.6%	17,825,000
	Other Assets less Liabilities	12.4	2,532,057
	Net Assets	100.0%	$20,357,057

RESERVE MUNICIPAL MONEY-MARKET TRUST II - PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2008 (Unaudited)

Principal
Amount			Value
	TAX-EXEMPT OBLIGATIONS - 90.8%

	NEW YORK - 4.4%
$3,000,000	New York City GO, Series B, Sub-Series B5, 5.00%, 8/15/22(a)		$3,000,000

	OHIO - 1.5%
1,000,000	Cuyahoga County EDA for Cleveland Botanical Gardens Project, 3.07%, 7/1/31(a)		1,000,000

	PENNSYLVANIA - 84.6%
800,000	Allegheny County DAR for Health Care Dialysis Clinic, 3.00%, 12/1/19(a)		800,000
700,000	Allegheny County IDA for Jewish Federation, Series B, 3.07%, 10/1/25(a)		700,000
390,000	Allegheny County IDA for UPMC Children’s Hospital, Series A, 3.35%, 10/1/32(a)		390,000
1,600,000	Allegheny County IDA for UPMC Health Systems, Series C, 3.18%, 3/1/15(a)		1,600,000
700,000	Beaver County IDA PCR for Firstenergy Nuclear Generation, 3.20%, 1/1/35(a)		700,000
2,590,000	Berks County IDA for Kutztown University Foundation Project, 3.38%, 1/1/29(a)		2,590,000
830,000	Bucks County IDA for Law School Admission Council, 2.15%, 5/1/33(a)		830,000
1,350,000	Bucks County IDA for Pennswood Village Project, Series B, 3.10%, 10/1/34(a)		1,350,000
1,200,000	Butler County IDA for Concordia Lutheran, Series B, 3.15%, 8/1/30(a)		1,200,000
1,000,000	Butler County IDA for Concordia Lutheran, Series C, 3.15%, 10/1/30(a)		1,000,000
195,000	Chester County HEFA for Barclay Friends Project, Series B, 2.98%, 8/1/25(a)		195,000
3,160,000	Cumberland County Municipal Authority for Asbury Atlantic Inc., 3.00%, 1/1/41(a)		3,160,000
3,200,000	Cumberland County Municipal Authority for Presbyterian Homes Inc., Series B, 3.04%, 12/1/32(a)		3,200,000
250,000	Dauphin County HSR for Pinnacle Health System Project, 2.95%, 8/15/27(a)		250,000
300,000	Delaware County IDR for Sun Inc., 2.90%, 11/1/33(a)		300,000
2,350,000	Delaware Valley Regional Financial Authority for Local Government, Mode 1, 2.85%, 8/1/16(a)		2,350,000
200,000	Delaware Valley Regional Financial Authority for Local Government, Series A, 2.85%, 12/1/20(a)		200,000
3,000,000	Franklin County IDA for Menno Haven Projects, 3.03%, 8/15/38(a)		3,000,000
1,450,000	Indiana County IDA PCR for Conemaugh Project, Series A, 3.23%, 6/1/27(a)		1,450,000
1,100,000	Lampeter Strasburg School District GO, Series A, 3.19% - 3.80%, 6/1/19(a)		1,100,000
1,970,000	Lawrence County IDA for Villa Maria Project, 3.05%, 7/1/33(a)		1,970,000
3,020,000	Lebanon County HCF for ECC Retirement Village, 3.21%, 10/15/25(a)		3,020,000
1,200,000	Luzerne County GO, Series A, 3.40%, 11/15/26(a)		1,200,000
500,000	Manheim Township School District GO, 3.18%, 6/1/25(a)		500,000
1,000,000	Middletown Area School District GO, 3.19%, 6/1/22(a)		1,000,000
1,300,000	Montgomery County HEFA for William Penn Charter, 3.07%, 9/15/31(a)		1,300,000
1,000,000	Montgomery County IDA PCR, 3.53%, 3/12/08(a)		1,000,000
1,000,000	Nazareth Area School District GO, 3.19%, 2/1/31(a)		1,000,000
1,370,000	Northampton County IDA for First Mortgage of Kirkland Village, 3.04%, 11/1/30(a)		1,370,000
3,445,000	Pennsylvania Energy Development for B&W Ebensburg Project, 3.04%, 12/1/11(a)		3,445,000
1,000,000	Pennsylvania State EFA for Independent Colleges, Series E-3, 3.04%, 11/1/14(a)		1,000,000
1,000,000	Pennsylvania State Turnpike Commission for Registration Fees, Series D, 3.16%, 7/15/41(a)		1,000,000
2,450,000	Pennsylvania State Turnpike Commission for Turnpike Revenue, Series A-3, 3.20%, 12/1/30(a)		2,450,000
3,000,000	Philadelphia IDA for National Board Medical Examiners Project, 8.00%, 5/1/37(a)		3,000,000
800,000	Philadelphia IDA for Newcourtland Elder Services Project, 3.07%, 3/1/26(a)		800,000
300,000	Philadelphia Multi-Modal GO, Series B, 3.16%, 8/1/31(a)		300,000
2,950,000	Quakertown General Authority Revenue for Pooled Financing Program, Series A, 2.90%, 7/1/26(a)		2,950,000
1,000,000	Washington County for Girard Estate Project, 3.40%, 6/1/27(a)		1,000,000
3,170,000	Westmoreland County IDA for Redstone Highlands Apartments, Series B, 2.99%, 1/1/36(a)		3,170,000
			57,840,000
	PUERTO RICO - 0.3%
200,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-3, 2.90%, 7/1/29(a)		200,000
	.
	Total Investments (Cost* $62,040,000)	90.8%	62,040,000
	Other Assets less Liabilities	9.2%	6,317,715
	Net Assets	100.0%	$68,357,715

RESERVE MUNICIPAL MONEY-MARKET TRUST II - VIRGINIA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2008 (Unaudited)

Principal
Amount			Value
	TAX-EXEMPT OBLIGATIONS - 88.3%

	CALIFORNIA - 4.8%
$1,400,000	California Statewide CDA IDR for Del Mesa Farms Project, Series A, 2.95%, 5/1/19(a)		$1,400,000

	COLORADO - 4.4%
1,280,000	Denver City and County Airport, Series C, 3.10%, 11/15/25(a)		1,280,000

	VIRGINIA - 79.1%
800,000	Alexandria County IDA for Goodwin House Inc., 3.40%, 10/1/35(a)		800,000
540,000	Alexandria HDR MFH for Glebe Park Apartments Project, Series A, 3.00%, 8/1/28(a)		540,000
1,850,000	Arlington County for Ballston Public Parking, 2.75%, 8/1/17(a)		1,850,000
400,000	Botetourt County IDA for Virginia Forge Co. LLC Project, 3.10%, 7/1/11(a)		400,000
1,300,000	Charles City County EDA SWD for Waste Management Inc. Project, Series A, 3.10%, 2/1/29(a)		1,300,000
1,100,000	Charlottesville IDA EFA for University of Virginia Foundation Projects, Series B, 3.00%, 12/1/37(a)		1,100,000
500,000	Charlottesville IDA for Sequel Investors LP, Series B, 2.30%, 12/1/13(a)		500,000
900,000	Chesapeake HRB for Chesapeake General Hospital, Series B, 3.25%, 7/1/31(a)		900,000
1,460,000	Clarke County IDA HRB for Winchester Medical Center, 3.23%, 1/1/30(a)		1,460,000
1,445,000	Fairfax County EDA for Smithsonian Institution, Series A, 3.00%, 12/1/33(a)		1,445,000
855,000	Hampton MFH for Shoreline Apartments Project, 2.99%, 12/1/19(a)		855,000
910,000	Hanover County IDA Residential Care Facility for Covenant Woods, 3.18%, 7/1/29(a)		910,000
600,000	Henrico County EDA Residential Care Facility for Westminster Centerbury, Series B, 3.64%, 10/1/35(a)		600,000
200,000	King George County IDA for Birchwood Power Partners Project, 4.07%, 11/1/25(a)		200,000
1,055,000	King George County IDA for Birchwood Power Partners Project, Series A, 3.55%, 10/1/24(a)		1,055,000
1,495,000	King George County IDA SWD for Garnet of Virginia Inc. Project, 3.10%, 9/1/21(a)		1,495,000
600,000	Lexington IDA EFA for VMI Development Board Inc. Project, 3.88%, 12/1/36(a)		600,000
750,000	Loudoun County IDA for Howard Hughes Medical Institute, Series E, 3.35-3.49%, 2/15/38(a)		750,000
725,000	Madison County IDA EFA for Woodberry Forest School, 3.70%, 10/1/37(a)		725,000
340,000	Newport News HDA MFH for Springhouse Apartments Project, 3.04%, 9/1/26(a)		340,000
1,150,000	Portsmouth HDA MFH for Marsh Landing Project, Series A-1, 3.35%, 6/1/30(a)		1,150,000
450,000	Roanoke IDA Hospital Revenue for Carilion Health System, Series C-1, 3.45%, 7/1/27(a)		450,000
600,000	Suffolk HDA MFH for Oak Springs Apartments, 2.99%, 12/1/19(a)		600,000
950,000	University of Virginia General Revenue, Series A, 3.20%, 6/1/34(a)		950,000
920,000	Virginia Beach EFA for Virginia Wesleyan College Project, 3.00%, 7/1/33(a)		920,000
400,000	Virginia Beach DAR IDA for Architectural Graphics Project, 3.45%, 5/1/20(a)		400,000
850,000	Virginia Commonwealth University Health System Authority, Series A, 3.48%, 7/1/37(a)		850,000
			23,145,000

	Total Investments (Cost* $25,825,000)	88.3%	25,825,000
	Other Assets less Liabilities	11.7	3,429,659
	Net Assets	100.0%	$29,254,659

Security Type Abbreviations

BANS -	Bond Anticipation Notes
CDA -	Community Development Authority
COPS -	Certificates of Participation
DAR -	Development Authority Revenue Bonds
DFA -	Development Finance Agency
ECFA -	Education & Cultural Facility Authority
EDA -	Economic Development Authority Revenue Bonds
EDC -	Economic Development Corporation
EFA -	Education Facilities Authority
FNMA -	Federal National Mortgage Association
GABS -	Grant Anticipation Bonds
GNMA -	Government National Mortgage Association
GO -	General Obligation Bonds
HCF -	Health Care Facilities Revenue Bonds
HDA -	Housing Development Authority
HDC -	Housing Development Corporation
HDR -	Housing Development Revenue
HEA -	Higher Education Assistance Agency
HEFA -	Health & Education Facilities Authority
HFA -	Housing Finance Authority Revenue Bonds
HFC -	Housing Finance Corporation
HFR -	Hospital Finance Revenue
HRB -	Hospital Revenue Bonds
HSR -	Health System Revenue
IDA -	Industrial Development Authority Revenue Bonds
IDB -	Industrial Development Board Revenue Bonds
IDR -	Industrial Development Agency Revenue Bonds
IFA -	Industrial Finance Authority
LGEF -	Local Government Environmental Facilities
MBS -	Mortgage Backed Securities
MFA -	Municipal Finance Authority
MFH -	Multifamily Housing Revenue Bonds
MHR -	Multifamily Housing Revenue Bonds
PCR -	Pollution Control Revenue Bonds
PFA -	Public Facilities Authority
RANS -	Revenue Anticipation Notes
SWD -	Solid Waste Disposal
TRANS -	Tax & Revenue Anticipation Notes
WAR -	Water Authority Revenue
WDA -	Water Development Authority
WSR -	Water & Sewer System Revenue Bonds

(a)

Variable rate securities. The interest rates shown are, as reported on February 29, 2008, subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

(b)	Obligations of educational facilities.
*	The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

Item 2.           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officers and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reserve Municipal Money-Market Trust II

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell
Chief Financial Officer

Date        April 29, 2008

*  Print the name and title of each signing officer under his or her signature.